General and administrative expenses	12 Months Ended
Dec. 31, 2023
General and administrative expenses
General and administrative expenses

11.  General and administrative expenses

The following table summarizes general and administrative expenses for years ended December 31, 2023, 2022 and 2021:

	2023	2022	2021
Employee benefits expenses	(16,763)	(16,815)	(10,497)
Professional fees	(6,171)	(5,777)	(7,457)
Loss on sale of subsidiaries	—	(4,969)	—
Insurance liability expense	(1,473)	(1,522)	(513)
Impairment of Intangible assets	—	(547)	—
Other operating expenses	(5,211)	(6,489)	(4,564)
	(29,618)	(36,119)	(23,031)